Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Receivables [Abstract]
Beginning balance	$ 23,982	$ 128,106
Additions		755,472
Recovery	(15,358)
Write-off		(856,383)
Foreign currency translation adjustments	1,423	(3,213)
Ending balance	$ 10,047	$ 23,982